Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Gains (Losses)	Retained Earnings	Treasury Stock at Cost
Balance at Apr. 27, 2013	$ 713,743	$ 93	$ 1,383,848	$ (16,692)	$ 410,349	$ (1,063,855)
Net income (loss)	(47,268)				(47,268)
Minimum pension liability, net of tax	4,919			4,919
Exercise of 111 in 2016, 83 in 2015 and 66 in 2014 common stock options	1,032	1	1,031
Stock options and restricted stock tax benefits	1,587		1,587
Stock-based compensation expense	12,171		12,171
Accretive dividend on preferred stockholders	(3,032)				(3,032)
Accrued/paid dividends for preferred stockholders	(16,028)				(16,028)
Treasury stock acquired, 477 shares in 2015 and 286 shares in 2014	(5,254)					(5,254)
Balance at May. 03, 2014	658,696	94	1,395,463	(11,773)	344,021	(1,069,109)
Net income (loss)	36,596				36,596
Minimum pension liability, net of tax	(9,370)			(9,370)
Pension reclassification	4,610			4,610
Exercise of 111 in 2016, 83 in 2015 and 66 in 2014 common stock options	1,283	1	1,282
Stock options and restricted stock tax benefits	652		652
Stock-based compensation expense	19,989		19,989
Accretive dividend on preferred stockholders	(7,340)				(7,340)
Accrued/paid dividends for preferred stockholders	(15,765)				(15,765)
Treasury stock acquired, 477 shares in 2015 and 286 shares in 2014	(10,607)					(10,607)
Acquisition of preferred membership interest	313,298	3	313,295
Settlement of Microsoft commercial liability	197,316		197,316
Balance at May. 02, 2015	1,189,358	98	1,927,997	(16,533)	357,512	(1,079,716)
Net income (loss)	(24,446)				(24,446)
Minimum pension liability, net of tax	3,662			3,662
Pension reclassification	13,022			13,022
Exercise of 111 in 2016, 83 in 2015 and 66 in 2014 common stock options	1,303	2	1,301
Stock options and restricted stock tax benefits	1,094		1,094
Stock-based compensation expense	14,889		14,889
Accretive dividend on preferred stockholders	(4,204)				(4,204)
Inducement fee paid upon conversion of Series J preferred stock	(3,657)				(3,657)
Cash dividends declared	(46,056)				(46,056)
Accrued dividends for long-term incentive awards	(451)				(451)
Purchase of treasury stock related to stock-based compensation, 337 shares	(4,004)					(4,004)
Treasury stock repurchase plan, 2,763 shares	(26,718)					(26,718)
Dividend to preferred shareholders paid in shares	(1,783)		1,783		(1,783)
Common shares issued upon conversion of Series J preferred stock	200,262	12	200,250
Cash settlement of equity award	(8,022)		(8,022)
Separation of B&N Education, Inc.	(702,522)		(401,258)		(301,264)
Balance at Apr. 30, 2016	$ 603,510	$ 112	$ 1,738,034	$ 151	$ (24,349)	$ (1,110,438)